FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
Check here if Amendment [ X]; Amendment Number:1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       August 15, 2008


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       85

Form 13F Information Table Value Total:       $103,279



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     2779    82502 SH       SOLE                             82502
Aaron Rents Inc                COM              002535201      287    12856 SH       SOLE                             12856
Abbott Laboratories            COM              002824100      456     8615 SH       SOLE                              8615
Accenture Ltd                  COM              g1150g111     1529    37550 SH       SOLE                             37550
Activision Blizzard, Inc.      COM              00507v109     1462    42900 SH       SOLE                             42900
Agilent Technologies Inc       COM              00846U101     1166    32800 SH       SOLE                             32800
Amgen Inc                      COM              031162100      928    19670 SH       SOLE                             19670
Amphenol Corp-CL A             COM              032095101     3077    68550 SH       SOLE                             68550
Anixter Intl.                  COM              035290105      922    15500 SH       SOLE                             15500
Arch Capital Group             COM              G0450A105     1257    18950 SH       SOLE                             18950
Avery-Dennison Corp            COM              053611109      255     5800 SH       SOLE                              5800
BB&T Corporation               COM              054937107      253    11100 SH       SOLE                             11100
Baker Hughes Inc               COM              057224107     1605    18375 SH       SOLE                             18375
Bank of America Corp           COM              060505104     2109    88340 SH       SOLE                             88340
Bank of New York Mellon Corp   COM              064058100     1249    33015 SH       SOLE                             33015
Best Buy Co Inc                COM              086516101      257     6502 SH       SOLE                              6502
CVS/Caremark Corp              COM              126650100     1697    42887 SH       SOLE                             42887
Chevron Corp                   COM              166764100     2905    29308 SH       SOLE                             29308
Cisco Systems Inc              COM              17275R102     2218    95370 SH       SOLE                             95370
Citigroup Inc                  COM              172967101      212    12666 SH       SOLE                             12666
Coach Inc                      COM              189754104     1293    44765 SH       SOLE                             44765
Coca Cola Co                   COM              191216100      908    17468 SH       SOLE                             17468
Commscope                      COM              203372107     1805    34200 SH       SOLE                             34200
ConocoPhillips                 COM              20825C104      302     3200 SH       SOLE                              3200
Constellation Energy           COM              210371100     1149    14000 SH       SOLE                             14000
Corning Inc                    COM              219350105     1136    49300 SH       SOLE                             49300
Costco Wholesale Corp          COM              22160K105      361     5140 SH       SOLE                              5140
Danaher Corp                   COM              235851102     2120    27425 SH       SOLE                             27425
Dell Inc                       COM              24702R101     2104    96156 SH       SOLE                             96156
Disney, Walt Co                COM              254687106     1008    32300 SH       SOLE                             32300
Dow Chemical Co                COM              260543103      276     7900 SH       SOLE                              7900
Eastman Chemical Co            COM              277432100     1019    14800 SH       SOLE                             14800
Exxon Mobil Corp               COM              30231G102     3422    38825 SH       SOLE                             38825
Genentech Inc                  COM              368710406     1118    14724 SH       SOLE                             14724
General Electric Co            COM              369604103     2777   104033 SH       SOLE                            104033
Gilead Sciences Inc.           COM              375558103     2375    44850 SH       SOLE                             44850
Goldman Sachs Group Inc        COM              38141g104     1848    10565 SH       SOLE                             10565
Halliburton Co                 COM              406216101     2473    46600 SH       SOLE                             46600
Harris Corp                    COM              413875105     1069    21175 SH       SOLE                             21175
Hercules Inc                   COM              427056106      965    57000 SH       SOLE                             57000
Hess Corp                      COM              42809H107      227     1800 SH       SOLE                              1800
Hewlett Packard                COM              428236103      307     6948 SH       SOLE                              6948
Home Depot Inc                 COM              437076102      720    30764 SH       SOLE                             30764
Illinois Tool Works Inc        COM              452308109     1183    24900 SH       SOLE                             24900
International Business Machine COM              459200101     1670    14088 SH       SOLE                             14088
Invitrogen                     COM              46185R100      697    17750 SH       SOLE                             17750
JPMorgan Chase & Co            COM              46625H100      934    27225 SH       SOLE                             27225
Johnson & Johnson              COM              478160104     2279    35414 SH       SOLE                             35414
Kellogg Co                     COM              487836108     1280    26650 SH       SOLE                             26650
Lockheed Martin Corp           COM              539830109     1063    10775 SH       SOLE                             10775
Medtronic Inc                  COM              585055106     2223    42950 SH       SOLE                             42950
Microsoft Corp                 COM              594918104     2000    72690 SH       SOLE                             72690
Nike Inc Cl B                  COM              654106103      529     8870 SH       SOLE                              8870
Nordstrom Inc                  COM              655664100     1194    39400 SH       SOLE                             39400
Northern Trust Corp.           COM              665859104      817    11920 SH       SOLE                             11920
Novartis AG                    COM              66987V109     1128    20500 SH       SOLE                             20500
Omnicom Group                  COM              681919106     1174    26150 SH       SOLE                             26150
PNC Financial                  COM              693475105      899    15750 SH       SOLE                             15750
Pfizer Inc                     COM              717081103      325    18625 SH       SOLE                             18625
Philip Morris International In COM              718172109      290     5865 SH       SOLE                              5865
Praxair Inc                    COM              74005P104     1475    15650 SH       SOLE                             15650
Procter & Gamble Co            COM              742718109     2807    46160 SH       SOLE                             46160
Reliance Steel                 COM              759509102     2116    27450 SH       SOLE                             27450
Schering Plough Corp           COM              806605101      204    10375 SH       SOLE                             10375
Smith International Inc        COM              832110100      784     9428 SH       SOLE                              9428
Southern Co                    COM              842587107      574    16438 SH       SOLE                             16438
St Jude Medical Inc            COM              790849103      556    13600 SH       SOLE                             13600
State Street Boston Corp       COM              857477103      851    13300 SH       SOLE                             13300
Stryker Corp                   COM              863667101      420     6680 SH       SOLE                              6680
SunTrust Banks Inc             COM              867914103      299     8248 SH       SOLE                              8248
Target Corp                    COM              87612E106      916    19700 SH       SOLE                             19700
United Technologies Corp       COM              913017109     3222    52215 SH       SOLE                             52215
Wachovia Corp                  COM              929903102      212    13635 SH       SOLE                             13635
Wal-Mart Stores Inc            COM              931142103     2587    46040 SH       SOLE                             46040
Walgreen Co                    COM              931422109      717    22050 SH       SOLE                             22050
Wellpoint                      COM              94973V107      558    11700 SH       SOLE                             11700
Wells Fargo Company            COM              949746101      237    10000 SH       SOLE                             10000
Western Digital Corp           COM              958102105     2082    60300 SH       SOLE                             60300
XTO Energy Inc                 COM              98385X106     4086    59640 SH       SOLE                             59640
American EuroPacific Growth Fu                  298706102      304 6653.996000SH     SOLE                        6653.996000
American High Income Tr SBI                     026547109      173 15379.374000SH    SOLE                        15379.374000
Blackrock Large Cap Fd Institu                  09250J817      234 14084.061000SH    SOLE                        14084.061000
Columbia Marsico Growth Fd Cl                   638914473      306 15442.494000SH    SOLE                        15442.494000
Munder Midcap Core Growth Fd C                  626124283      255 9484.237000SH     SOLE                        9484.237000
New Perspective Fund Cl A                                      216 7000.119000SH     SOLE                        7000.119000